Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 2.6%
19,359		Cogent Communications Holdings, Inc.	$ 1,586,857	1.0
14,594	(1)	Gray Television, Inc.	156,739	0.1
9,075	(1)	Imax Corp.	82,129	0.0
42,708	(1)	Iridium Communications, Inc.	953,670	0.6
10,547	(1)	Liberty Latin America Ltd.	108,212	0.1
20,303		Marcus Corp.	250,133	0.2
38,223	(1)	Orbcomm, Inc.	93,264	0.1
22,632	(1)	QuinStreet, Inc.	182,188	0.1
2,003		Shenandoah Telecommunications Co.	98,648	0.1
9,830	(1)	TechTarget, Inc.	202,596	0.1
43,975	(1)	Vonage Holdings Corp.	317,939	0.2
3,666	(1)	Yelp, Inc.	66,098	0.0
			4,098,473	2.6

		Consumer Discretionary: 10.3%
54,279	(1)	American Axle & Manufacturing Holdings, Inc.	195,947	0.1
8,570	(1)	Asbury Automotive Group, Inc.	473,321	0.3
10,194		BJ's Restaurants, Inc.	141,595	0.1
15,102		Bloomin Brands, Inc.	107,828	0.1
15,775	(1)	Boot Barn Holdings, Inc.	203,971	0.1
13,177		Caleres, Inc.	68,520	0.0
19,232		Callaway Golf Co.	196,551	0.1
11,025		Carriage Services, Inc.	178,054	0.1
1,942	(1)	Cavco Industries, Inc.	281,473	0.2
11,339	(1)	Chegg, Inc.	405,709	0.3
9,094		Clarus Corp.	89,121	0.1
19,824	(1),(2)	Conn's, Inc.	82,864	0.1
17,295		Cooper Tire & Rubber Co.	281,908	0.2
26,529		Core-Mark Holding Co., Inc.	757,934	0.5
19,106	(1)	CROCS, Inc.	324,611	0.2
41,229		Dana, Inc.	321,998	0.2
13,713	(2)	Dave & Buster's Entertainment, Inc.	179,366	0.1
3,539	(1)	Deckers Outdoor Corp.	474,226	0.3
12,178		Designer Brands, Inc.	60,646	0.0
1,515	(1)	Dorman Products, Inc.	83,734	0.1
6,591		Ethan Allen Interiors, Inc.	67,360	0.0
22,315	(1)	Everi Holdings, Inc.	73,640	0.0
13,507		Extended Stay America, Inc.	98,736	0.1
11,469	(1)	Fox Factory Holding Corp.	481,698	0.3
27,045	(1)	Garrett Motion, Inc.	77,349	0.0
14,838	(1)	Genesco, Inc.	197,939	0.1
3,756		Gentex Corp.	83,233	0.1
22,449	(1)	G-III Apparel Group Ltd.	172,857	0.1
10,877		Group 1 Automotive, Inc.	481,416	0.3
36,355		La-Z-Boy, Inc.	747,095	0.5
6,382		Lithia Motors, Inc.	521,984	0.3
27,052	(1)	M/I Homes, Inc.	447,170	0.3
15,754	(1)	MarineMax, Inc.	164,157	0.1
19,098		MDC Holdings, Inc.	443,074	0.3
11,633	(1)	Meritage Homes Corp.	424,721	0.3
2,385		Nathan's Famous, Inc.	145,485	0.1
249,211		Office Depot, Inc.	408,706	0.3
60,117	(1)	Perdoceo Education Corp.	648,662	0.4
16,415	(2)	PetMed Express, Inc.	472,424	0.3
7,043		RCI Hospitality Holdings, Inc.	70,219	0.0
24,454		Rent-A-Center, Inc.	345,780	0.2
1,688	(1),(2)	RH	169,593	0.1
8,224	(1)	Scientific Games Corp.	79,773	0.0
2,150		Service Corp. International	84,087	0.1
4,396	(1),(2)	Shake Shack, Inc.	165,905	0.1
16,501	(2)	Shoe Carnival, Inc.	342,726	0.2
9,258		Signet Jewelers Ltd.	59,714	0.0
3,189	(1)	Sleep Number Corp.	61,101	0.0
4,594	(1)	Stamps.com, Inc.	597,588	0.4
3,267		Standard Motor Products, Inc.	135,809	0.1
34,155		Steven Madden Ltd.	793,421	0.5
2,613		Strategic Education, Inc.	365,193	0.2
71,014	(2)	Tailored Brands, Inc.	123,564	0.1
7,499	(1)	Taylor Morrison Home Corp.	82,489	0.0
16,827	(1)	TopBuild Corp.	1,205,486	0.8
3,869		Wingstop, Inc.	308,359	0.2
2,571		Winnebago Industries	71,500	0.0
18,644	(1)	Zumiez, Inc.	322,914	0.2
			16,452,304	10.3

		Consumer Staples: 4.0%
4,586		Calavo Growers, Inc.	264,566	0.2
18,646	(1)	Central Garden & Pet Co. - CENT	512,765	0.3
7,046	(1)	Chefs' Warehouse Holdings, Inc.	70,953	0.1
1,010		Coca-Cola Consolidated, Inc.	210,615	0.1
10,737		Fresh Del Monte Produce, Inc.	296,449	0.2
7,411		Inter Parfums, Inc.	343,500	0.2
4,474		J&J Snack Foods Corp.	541,354	0.3
9,987		John B Sanfilippo & Son, Inc.	892,838	0.6
8,278	(2)	Medifast, Inc.	517,375	0.3
15,397	(1)	Performance Food Group Co.	380,614	0.2
2,314	(1)	Seneca Foods Corp.	92,051	0.1
32,917		SpartanNash Co.	471,371	0.3
15,826		Universal Corp.	699,668	0.4
3,474	(1)	USANA Health Sciences, Inc.	200,658	0.1
73,152		Vector Group Ltd.	689,092	0.4
1,179		WD-40 Co.	236,802	0.2
			6,420,671	4.0

		Energy: 1.9%
5,429	(2)	Arch Coal, Inc.	156,898	0.1
215,029	(1),(2)	Callon Petroleum Co.	117,814	0.1
20,960	(1),(2)	CONSOL Energy, Inc.	77,342	0.0
316,883	(1)	Denbury Resources, Inc.	58,497	0.0
11,785	(1)	Dril-Quip, Inc.	359,442	0.2
35,992	(1)	Exterran Corp.	172,762	0.1
34,596		GasLog Ltd.	125,238	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
117,373	(1)	Helix Energy Solutions Group, Inc.	$ 192,492	0.1
198,574	(1)	Laredo Petroleum, Inc.	75,418	0.0
43,499	(1)	Matrix Service Co.	411,936	0.3
86,243	(1)	NexTier Oilfield Solutions, Inc.	100,904	0.1
41,905	(1)	Oil States International, Inc.	85,067	0.1
43,625	(1)	PDC Energy, Inc.	270,911	0.2
33,920		Peabody Energy Corp.	98,368	0.1
31,827	(1)	ProPetro Holding Corp.	79,568	0.0
286,750		QEP Resources, Inc.	95,918	0.1
4,436	(1)	REX American Resources Corp.	206,318	0.1
102,364	(1)	Southwestern Energy Co.	172,995	0.1
42,686		US Silica Holdings, Inc.	76,835	0.0
52,275	(1)	W&T Offshore, Inc.	88,868	0.1
			3,023,591	1.9

		Financials: 17.1%
34,286		AG Mortgage Investment Trust, Inc.	93,944	0.1
15,229		Amalgamated Bank	164,778	0.1
31,206		American Equity Investment Life Holding Co.	586,673	0.4
12,430		Ameris Bancorp.	295,337	0.2
11,298		Amerisafe, Inc.	728,382	0.5
3,586		Artisan Partners Asset Management, Inc.	77,063	0.0
18,249	(1)	Axos Financial, Inc.	330,854	0.2
50,560	(1)	Bancorp, Inc.	306,899	0.2
20,199		Bank of NT Butterfield & Son Ltd.	343,989	0.2
2,622		Banner Corp.	86,631	0.1
32,349		Brightsphere Investment Group, Inc.	206,710	0.1
40,603		Cadence BanCorp	265,950	0.2
35,767		Central Pacific Financial Corp.	568,695	0.4
7,389		Cohen & Steers, Inc.	335,830	0.2
12,069		Columbia Banking System, Inc.	323,449	0.2
9,382		Community Bank System, Inc.	551,662	0.3
41,167	(1)	Customers Bancorp, Inc.	449,955	0.3
16,800		CVB Financial Corp.	336,840	0.2
921		Diamond Hill Investment Group, Inc.	83,111	0.1
26,107		Dime Community Bancshares	357,927	0.2
19,601		Eagle Bancorp, Inc.	592,146	0.4
3,816	(1)	eHealth, Inc.	537,369	0.3
25,468		Employers Holdings, Inc.	1,031,709	0.6
7,377	(1),(2)	Encore Capital Group, Inc.	172,474	0.1
32,820	(1)	Enova International, Inc.	475,562	0.3
17,707		Essent Group Ltd.	466,402	0.3
8,135		Federal Agricultural Mortgage Corp.	452,550	0.3
9,680		Financial Institutions, Inc.	175,595	0.1
142,871		First BanCorp. Puerto Rico	760,074	0.5
46,206		First Commonwealth Financial Corp.	422,323	0.3
15,676		First Defiance Financial Corp.	231,064	0.1
6,246		First Financial Corp.	210,615	0.1
11,268		First of Long Island Corp.	195,500	0.1
33,055		Flagstar Bancorp, Inc.	655,481	0.4
6,805		Glacier Bancorp., Inc.	231,404	0.1
4,120		Great Southern Bancorp., Inc.	166,448	0.1
31,204		Great Western Bancorp, Inc.	639,058	0.4
17,674	(1)	Hallmark Financial Services	71,403	0.0
30,563		Hanmi Financial Corp.	331,608	0.2
1,624		Hanover Insurance Group, Inc.	147,102	0.1
9,709		HCI Group, Inc.	390,787	0.2
5,173		Hilltop Holdings, Inc.	78,216	0.0
17,232		HomeStreet, Inc.	383,067	0.2
25,978		Hope Bancorp, Inc.	213,539	0.1
17,664		Horace Mann Educators Corp.	646,326	0.4
5,930		Houlihan Lokey, Inc.	309,072	0.2
5,824		Iberiabank Corp.	210,596	0.1
2,875		Independent Bank Corp.	185,064	0.1
22,773		Independent Bank Corp. Michigan	293,088	0.2
107,726		Invesco Mortgage Capital, Inc.	367,346	0.2
16,633		Investors Bancorp, Inc.	132,898	0.1
779		Kinsale Capital Group, Inc.	81,429	0.0
23,618		KKR Real Estate Finance Trust, Inc.	354,506	0.2
65,028		MFA Financial, Inc.	100,793	0.1
15,268		MGIC Investment Corp.	96,952	0.1
7,596		National General Holdings Corp.	125,714	0.1
20,480		Navient Corp.	155,238	0.1
224,363		New York Mortgage Trust, Inc.	347,763	0.2
45,231	(1)	NMI Holdings, Inc.	525,132	0.3
53,488		OFG Bancorp	597,996	0.4
13,630		Old National Bancorp.	179,780	0.1
15,395		Oppenheimer Holdings, Inc.	304,205	0.2
23,868		Opus Bank	413,632	0.3
8,494		Piper Sandler Cos	429,541	0.3
4,152		Popular, Inc.	145,320	0.1
21,234		Provident Financial Services, Inc.	273,069	0.2
35,991		Radian Group, Inc.	466,083	0.3
72,660		Redwood Trust, Inc.	367,660	0.2
12,701	(1)	Regional Management Corp.	173,496	0.1
7,497		Safety Insurance Group, Inc.	632,972	0.4
30,745	(1)	Seacoast Banking Corp. of Florida	562,941	0.4
13,382		Simmons First National Corp.	246,229	0.2
7,559		South Plains Financial, Inc.	117,089	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,758		Stewart Information Services Corp.	$ 366,926	0.2
1		TCF Financial Corp.	23	0.0
20,074	(1)	Third Point Reinsurance Ltd.	148,748	0.1
61,152		Trustco Bank Corp.	330,832	0.2
60,190		United Community Banks, Inc./GA	1,102,079	0.7
29,451		Universal Insurance Holdings, Inc.	527,762	0.3
17,270	(2)	Victory Capital Holdings, Inc.	282,537	0.2
4,749		Westamerica Bancorp.	279,146	0.2
			27,406,158	17.1

		Health Care: 13.7%
4,739	(1)	Acadia Pharmaceuticals, Inc.	200,223	0.1
28,633	(1)	Adamas Pharmaceuticals, Inc.	82,749	0.1
29,752	(1),(2)	AMAG Pharmaceuticals, Inc.	183,867	0.1
1,917	(1)	Amedisys, Inc.	351,846	0.2
16,024	(1)	Amicus Therapeutics, Inc.	148,062	0.1
19,168	(1)	AMN Healthcare Services, Inc.	1,108,102	0.7
10,058	(1)	Angiodynamics, Inc.	104,905	0.1
7,832	(1)	Anika Therapeutics, Inc.	226,423	0.1
8,227	(1)	AxoGen, Inc.	85,561	0.1
10,726	(1)	BioTelemetry, Inc.	413,058	0.3
16,844	(1)	Cardiovascular Systems, Inc.	593,077	0.4
199,999	(1)	Castlight Health, Inc.	144,619	0.1
14,121	(1)	Coherus Biosciences, Inc.	229,043	0.1
7,580		Computer Programs & Systems, Inc.	168,655	0.1
5,413		Conmed Corp.	310,003	0.2
22,532	(1)	Corcept Therapeutics, Inc.	267,905	0.2
10,053	(1)	Corvel Corp.	547,989	0.3
37,320	(1)	Cross Country Healthcare, Inc.	251,537	0.2
10,254	(1)	Cutera, Inc.	133,917	0.1
3,568	(1)	Eagle Pharmaceuticals, Inc./DE	164,128	0.1
17,723	(1)	Emergent Biosolutions, Inc.	1,025,453	0.6
4,645	(1)	Enanta Pharmaceuticals, Inc.	238,892	0.2
58,295	(1)	Endo International PLC	215,692	0.1
18,423		Ensign Group, Inc.	692,889	0.4
2,147	(1)	Glaukos Corp.	66,256	0.0
19,616	(1)	Hanger Orthopedic Group, Inc.	305,617	0.2
11,956	(1)	HealthStream, Inc.	286,346	0.2
30,408	(1)	HMS Holdings Corp.	768,410	0.5
14,044	(1)	Integer Holdings Corp.	882,806	0.6
30,199		Invacare Corp.	224,379	0.1
9,199	(1)	Joint Corp./The	99,809	0.1
11,065	(1),(2)	Lannett Co., Inc.	76,902	0.0
34,165	(1)	Lantheus Holdings, Inc.	435,945	0.3
4,525	(1)	LHC Group, Inc.	634,405	0.4
13,137		Luminex Corp.	361,662	0.2
10,352	(1)	Magellan Health, Inc.	498,035	0.3
13,513	(1)	Medpace Holdings, Inc.	991,584	0.6
36,840	(1)	Meridian Bioscience, Inc.	309,456	0.2
15,965	(1)	Merit Medical Systems, Inc.	498,906	0.3
19,639	(1)	Momenta Pharmaceuticals, Inc.	534,181	0.3
13,388	(1)	Myriad Genetics, Inc.	191,582	0.1
7,273	(1)	Natera, Inc.	217,172	0.1
9,970	(1)	Natus Medical, Inc.	230,606	0.1
5,464	(1)	Neogen Corp.	366,033	0.2
22,765	(1)	NeoGenomics, Inc.	628,542	0.4
48,711	(1)	Neuronetics, Inc.	92,064	0.1
25,855	(1)	NextGen Healthcare, Inc.	269,926	0.2
3,024	(1)	Novocure Ltd.	203,636	0.1
14,521	(1)	Omnicell, Inc.	952,287	0.6
15,831	(1)	Orthofix Medical, Inc.	443,426	0.3
41,190		Owens & Minor, Inc.	376,889	0.2
10,536	(1)	Pacira BioSciences, Inc.	353,272	0.2
19,497	(1)	Pfenex, Inc.	171,964	0.1
16,405		Phibro Animal Health Corp.	396,509	0.2
2,273	(1)	Prestige Consumer Healthcare, Inc.	83,374	0.1
6,034	(1)	Providence Service Corp.	331,146	0.2
12,084	(1)	Radius Health, Inc.	157,092	0.1
10,152	(1)	REGENXBIO, Inc.	328,722	0.2
10,839	(1)	Select Medical Holdings Corp.	162,585	0.1
8,445	(1)	SI-BONE, Inc.	100,918	0.1
24,587	(1)	Supernus Pharmaceuticals, Inc.	442,320	0.3
1,226	(1)	Tandem Diabetes Care, Inc.	78,893	0.1
11,941	(1),(2)	Tivity Health, Inc.	75,109	0.0
15,050	(1)	Triple-S Management Corp.	212,205	0.1
24,015	(1)	Vanda Pharmaceuticals, Inc.	248,795	0.2
			21,978,361	13.7

		Industrials: 18.7%
1,650		AAON, Inc.	79,728	0.1
14,120		AAR Corp.	250,771	0.2
8,537		ABM Industries, Inc.	207,961	0.1
28,689	(1)	Aerojet Rocketdyne Holdings, Inc.	1,200,061	0.8
2,181	(1)	Aerovironment, Inc.	132,954	0.1
5,589		Albany International Corp.	264,527	0.2
18,025		Applied Industrial Technologies, Inc.	824,103	0.5
29,306		ArcBest Corp.	513,441	0.3
10,872		Arcosa, Inc.	432,053	0.3
5,346	(1)	ASGN, Inc.	188,821	0.1
16,369	(1)	Atkore International Group, Inc.	344,895	0.2
13,169	(1)	Atlas Air Worldwide Holdings, Inc.	338,048	0.2
8,390		AZZ, Inc.	235,927	0.1
27,139		Barnes Group, Inc.	1,135,224	0.7
24,594		Brady Corp.	1,109,927	0.7
4,264	(1)	Chart Industries, Inc.	123,571	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,647		Columbus McKinnon Corp.	$ 266,175	0.2
13,331		Comfort Systems USA, Inc.	487,248	0.3
1,597		Crane Co.	78,540	0.0
9,324		CSW Industrials, Inc.	604,661	0.4
7,850		EMCOR Group, Inc.	481,362	0.3
20,086		EnPro Industries, Inc.	795,004	0.5
1,034		ESCO Technologies, Inc.	78,491	0.0
15,690		Exponent, Inc.	1,128,268	0.7
19,697		Federal Signal Corp.	537,334	0.3
13,716	(1)	Foundation Building Materials, Inc.	141,138	0.1
9,277		Franklin Electric Co., Inc.	437,225	0.3
2,313	(1)	FTI Consulting, Inc.	277,028	0.2
16,500	(1)	Gibraltar Industries, Inc.	708,180	0.4
19,400	(1)	GMS, Inc.	305,162	0.2
37,774	(1)	Great Lakes Dredge & Dock Corp.	313,524	0.2
13,853		Griffon Corp.	175,240	0.1
18,536		Hawaiian Holdings, Inc.	193,516	0.1
25,821		Heidrick & Struggles International, Inc.	580,973	0.4
9,656		Herman Miller, Inc.	214,363	0.1
40,049		Hillenbrand, Inc.	765,336	0.5
23,693	(1)	HUB Group, Inc.	1,077,321	0.7
5,266		Insteel Industries, Inc.	69,775	0.0
5,711		John Bean Technologies Corp.	424,156	0.3
28,256		Kelly Services, Inc.	358,569	0.2
8,424		Knoll, Inc.	86,936	0.1
33,265		Korn Ferry	809,005	0.5
14,524		Marten Transport Ltd.	298,033	0.2
1,555		McGrath Rentcorp	81,451	0.1
15,189		Mobile Mini, Inc.	398,407	0.2
3,566		Moog, Inc.	180,190	0.1
7,479		Patrick Industries, Inc.	210,609	0.1
20,879	(1)	PGT Innovations, Inc.	175,175	0.1
8,230		Powell Industries, Inc.	211,264	0.1
1,039	(1)	Proto Labs, Inc.	79,099	0.0
34,766		Quanex Building Products Corp.	350,441	0.2
12,017	(1)	Saia, Inc.	883,730	0.6
21,357		Simpson Manufacturing Co., Inc.	1,323,707	0.8
27,817		Skywest, Inc.	728,527	0.5
28,345	(1)	SPX Corp.	925,181	0.6
32,616	(1)	SPX FLOW, Inc.	926,947	0.6
18,434	(1)	Sterling Construction Co., Inc.	175,123	0.1
7,855		Systemax, Inc.	139,269	0.1
10,002		Tennant Co.	579,616	0.4
8,279	(1)	Trimas Corp.	191,245	0.1
5,731		Triton International Ltd./Bermuda	148,261	0.1
6,771		Unifirst Corp.	1,023,030	0.6
22,248		Universal Forest Products, Inc.	827,403	0.5
14,851		Watts Water Technologies, Inc.	1,257,137	0.8
			29,890,387	18.7

		Information Technology: 14.9%
39,757	(1)	3D Systems Corp.	306,526	0.2
13,141	(1)	Advanced Energy Industries, Inc.	637,207	0.4
9,258	(1)	Agilysys, Inc.	154,609	0.1
2,926	(1)	Alarm.com Holdings, Inc.	113,851	0.1
11,151	(1)	Avid Technology, Inc.	75,046	0.0
28,774	(1)	Axcelis Technologies, Inc.	526,852	0.3
14,762		Bel Fuse, Inc.	143,782	0.1
2,061		Belden, Inc.	74,361	0.0
5,482		Benchmark Electronics, Inc.	109,585	0.1
13,492	(1)	Bottomline Technologies de, Inc.	494,482	0.3
25,198		Brooks Automation, Inc.	768,539	0.5
5,540	(1)	Cardtronics plc	115,897	0.1
2,153		Cass Information Systems, Inc.	75,699	0.0
24,771		Cohu, Inc.	306,665	0.2
14,430		Comtech Telecommunications Corp.	191,775	0.1
17,291		Daktronics, Inc.	85,245	0.1
45,967	(1),(2)	Diebold Nixdorf, Inc.	161,804	0.1
31,795	(1)	Digital Turbine, Inc.	137,036	0.1
20,589	(1)	Diodes, Inc.	836,634	0.5
4,815	(1)	ePlus, Inc.	301,515	0.2
32,975		EVERTEC, Inc.	749,522	0.5
10,785	(1)	ExlService Holdings, Inc.	561,143	0.4
125,871	(1)	Extreme Networks, Inc.	388,941	0.2
20,176	(1)	Fabrinet	1,100,803	0.7
7,948	(1)	Faro Technologies, Inc.	353,686	0.2
33,521	(1)	Formfactor, Inc.	673,437	0.4
15,655	(1)	Ichor Holdings Ltd.	299,950	0.2
19,886	(1)	Insight Enterprises, Inc.	837,797	0.5
3,123	(1)	Itron, Inc.	174,357	0.1
33,966	(1)	Knowles Corp.	454,465	0.3
33,372		Kulicke & Soffa Industries, Inc.	696,474	0.4
9,382		Mantech International Corp.	681,790	0.4
2,247	(1)	MicroStrategy, Inc.	265,371	0.2
7,191		National Instruments Corp.	237,878	0.1
11,696	(1)	NeoPhotonics Corp.	84,796	0.1
45,096		NIC, Inc.	1,037,208	0.6
28,836	(1)	Onto Innovation, Inc.	855,564	0.5
7,272		PC Connection, Inc.	299,679	0.2
21,912	(1)	Perficient, Inc.	593,596	0.4
10,163	(1)	Plexus Corp.	554,493	0.3
3,947		Power Integrations, Inc.	348,638	0.2
29,382		Progress Software Corp.	940,224	0.6
11,020	(1)	Qualys, Inc.	958,630	0.6
47,628	(1)	Rambus, Inc.	528,671	0.3
2,333	(1)	Rogers Corp.	220,282	0.1
22,593	(1)	Sanmina Corp.	616,337	0.4
19,894	(1)	Scansource, Inc.	425,533	0.3
23,132	(1)	SecureWorks Corp.	266,249	0.2
2,900	(1)	ShotSpotter, Inc.	79,692	0.1
12,351	(1)	SMART Global Holdings, Inc.	300,129	0.2
883	(1),(2)	SolarEdge Technologies, Inc.	72,300	0.0
10,907	(1)	SPS Commerce, Inc.	507,285	0.3
11,396		Switch, Inc.	164,444	0.1
11,197	(1)	SYKES Enterprises, Inc.	303,663	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
38,853	(1)	TTM Technologies, Inc.	$ 401,740	0.3
22,761	(1)	Ultra Clean Holdings, Inc.	314,102	0.2
8,191	(1)	Veeco Instruments, Inc.	78,388	0.1
30,599	(1)	Viavi Solutions, Inc.	343,015	0.2
16,976	(1)	Virtusa Corp.	482,118	0.3
			23,869,500	14.9

		Materials: 4.3%
13,207		Advanced Emissions Solutions, Inc.	86,770	0.0
12,669	(1)	AdvanSix, Inc.	120,862	0.1
2,528		Balchem Corp.	249,564	0.2
24,272		Boise Cascade Co.	577,188	0.4
25,860		FutureFuel Corp.	291,442	0.2
6,705		Hawkins, Inc.	238,698	0.1
9,364		Innospec, Inc.	650,704	0.4
3,624		Kaiser Aluminum Corp.	251,071	0.2
17,955	(1)	Koppers Holdings, Inc.	222,103	0.1
30,649	(1)	Kraton Corp.	248,257	0.1
11,684		Materion Corp.	409,057	0.3
30,763		Myers Industries, Inc.	330,702	0.2
5,702		Neenah, Inc.	245,927	0.1
18,822		Olympic Steel, Inc.	194,808	0.1
12,100		PH Glatfelter Co.	147,862	0.1
15,821		PolyOne Corp.	300,124	0.2
1,120	(2)	Quaker Chemical Corp.	141,434	0.1
12,513		Stepan Co.	1,106,900	0.7
16,361		Tredegar Corp.	255,723	0.2
11,634		Trinseo SA	210,692	0.1
18,550	(1)	Verso Corp.	209,244	0.1
41,242		Warrior Met Coal, Inc.	437,990	0.3
			6,927,122	4.3

		Real Estate: 7.8%
5,033		Agree Realty Corp.	311,543	0.2
6,646		Alexander & Baldwin, Inc.	74,568	0.0
32,176		American Assets Trust, Inc.	804,400	0.5
47,097		Armada Hoffler Properties, Inc.	503,938	0.3
112,581		Ashford Hospitality Trust, Inc.	83,220	0.0
20,976		CareTrust REIT, Inc.	310,235	0.2
191,409		Cedar Realty Trust, Inc.	178,604	0.1
6,692		Community Healthcare Trust, Inc.	256,170	0.2
29,921		CoreCivic, Inc.	334,218	0.2
8,599		Corporate Office Properties Trust SBI MD	190,296	0.1
12,653	(1)	Cushman & Wakefield PLC	148,546	0.1
142,127		DiamondRock Hospitality Co.	722,005	0.4
5,400		EastGroup Properties, Inc.	564,192	0.4
54,729		Essential Properties Realty Trust, Inc.	714,761	0.4
8,996		First Industrial Realty Trust, Inc.	298,937	0.2
13,402	(1)	Forestar Group, Inc.	138,711	0.1
63,580		Franklin Street Properties Corp.	364,313	0.2
3,293		Gaming and Leisure Properties, Inc.	91,249	0.1
3,778	(2)	Innovative Industrial Properties, Inc.	286,864	0.2
13,951		iStar, Inc.	148,020	0.1
15,673		Kite Realty Group Trust	148,423	0.1
15,738		Lexington Realty Trust	156,278	0.1
3,972		Life Storage, Inc.	375,553	0.2
6,114		LTC Properties, Inc.	188,923	0.1
9,135	(1)	Marcus & Millichap, Inc.	247,558	0.2
36,138		National Storage Affiliates Trust	1,069,685	0.7
26,806		Newmark Group, Inc.	113,925	0.1
19,677		Physicians Realty Trust	274,297	0.2
18,237		Piedmont Office Realty Trust, Inc.	322,065	0.2
4,623		PS Business Parks, Inc.	626,509	0.4
11,993		RE/MAX Holdings, Inc.	262,887	0.2
54,151		Retail Opportunity Investments Corp.	448,912	0.3
27,993		Retail Properties of America, Inc.	144,724	0.1
15,984		Retail Value, Inc.	195,804	0.1
4,478		Ryman Hospitality Properties	160,536	0.1
12,901		Saul Centers, Inc.	422,379	0.3
30,571		Summit Hotel Properties, Inc.	129,010	0.1
25,835		Urstadt Biddle Properties, Inc.	364,273	0.2
162,568	(2)	Washington Prime Group, Inc.	130,883	0.1
3,359		Washington Real Estate Investment Trust	80,179	0.0
			12,387,593	7.8

		Utilities: 2.8%
3,238		American States Water Co.	264,674	0.2
5,715		Avista Corp.	242,830	0.2
8,225		Black Hills Corp.	526,647	0.3
10,108		California Water Service Group	508,635	0.3
1,092		Chesapeake Utilities Corp.	93,595	0.1
1,281		Northwest Natural Holding Co.	79,102	0.0
9,462		NorthWestern Corp.	566,112	0.4
11,631		Otter Tail Corp.	517,114	0.3
12,672	(2)	PNM Resources, Inc.	481,536	0.3
14,610		Portland General Electric Co.	700,403	0.4
7,906		South Jersey Industries, Inc.	197,650	0.1
5,143		Unitil Corp.	269,082	0.2
			4,447,380	2.8

	Total Common Stock
	(Cost $211,194,719)		156,901,540	98.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Repurchase Agreements: 2.8%
1,059,101	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,059,102, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,080,283, due 05/01/20-02/20/70)	$ 1,059,101	0.7
1,059,101	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,059,102, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,080,283, due 04/15/20-01/01/59)	1,059,101	0.6
313,966	(3) JPMorgan Securities LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $313,966, collateralized by various U.S. Government Securities, 2.875%, Market Value plus accrued interest $320,245, due 11/30/23)	313,966	0.2
1,059,101	(3) MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,059,101, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,080,283, due 03/01/27-03/01/50)	1,059,101	0.6
1,059,101	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,059,101, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,080,283, due 07/15/20-02/20/50)	1,059,101	0.7

	Total Repurchase Agreements
	(Cost $4,550,370)	4,550,370	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
118,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $118,000)	118,000	0.1

	Total Short-Term Investments
	(Cost $4,668,370)	4,668,370	2.9

	Total Investments in Securities (Cost $215,863,089)	$ 161,569,910	101.0
	Liabilities in Excess of Other Assets	(1,640,882)	(1.0)
	Net Assets	$ 159,929,028	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 156,901,540	$ –	$ –	$ 156,901,540
Short-Term Investments	118,000	4,550,370	–	4,668,370
Total Investments, at fair value	$ 157,019,540	$ 4,550,370	$ –	$ 161,569,910
Other Financial Instruments+
Futures	19,119	–	–	19,119
Total Assets	$ 157,038,659	$ 4,550,370	$ –	$ 161,589,029

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	35	06/19/20	$ 2,008,300	$ 19,119
			$ 2,008,300	$ 19,119

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $216,467,215.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 10,185,309
Gross Unrealized Depreciation	(65,063,495)
Net Unrealized Depreciation	$ (54,878,186)